Earnings per share	12 Months Ended
Dec. 31, 2017
Earnings per share
Earnings per share

24.  Earnings per share

Basic and diluted net earnings per share for the years ended December 31, 2015, 2016 and 2017 are calculated as follows:

	Year ended December 31, 2015	Year ended December 31, 2016	Year ended December 31, 2017
	RMB	RMB	RMB
Numerator:

Net income attributable to JA Solar Holdings	623,713	683,699	300,125
Fair value of warrants in excess of net proceeds of equity offering	—	—	—
Allocation of net income to participating warrant holder	(107,828)	—	—

Numerator for basic earnings per share	515,885	683,699	300,125

Dilutive effect of:
Add back allocation to participating warrant holder (1)	—	—	—
Excluding portion of fair value gain (2)	—	—	—

Numerator for diluted earnings per share	515,885	683,699	300,125

Denominator:
Denominator for basic loss per share - weighted average ordinary shares outstanding	243,506,821	234,290,842	234,331,621
Dilutive effect of share options and RSUs*	238,100	111,610	37,974
Dilutive effect of warrants*	—	—	—

Denominator for diluted loss per share	243,744,921	234,402,452	234,369,595

Basic earnings per share	2.12	2.92	1.28

Diluted earnings per share	2.12	2.92	1.28

(1) Net income has been adjusted to participating Series A-3 Warrant and Series B Warrant holder based on their respective rights to share in dividends in 2014.

(2) The fair value gain represents the change in fair value of Series A-3 Warrant, which is deducted from income (numerator) in calculating diluted earnings per share. Series A-3 Warrant has dilutive effect as its exercise price of US$ 9.43 per ADS is less than average stock price during the period it was outstanding.

* Potentially dilutive share options and RSUs totaling 3,437,510, 4,391,000 and 4,836,387 in 2015, 2016 and 2017 were not included in the calculation of dilutive earnings per share in 2015, 2016 and 2017 because of their anti-dilutive effect.

* Potentially dilutive warrants 50,896,656, nil and nil in 2015, 2016 and 2017 were not included in the calculation of dilutive earnings per share in 2015, 2016 and 2017 because of their anti-dilutive effect. Series B Warrant is anti-dilutive as the exercise price of US$ 10. 90 per ADS is higher than average stock price during the year ended December 31, 2015. Series B Warrants expired on August 16, 2016 and there was no impact for the computation of EPS as of December 31, 2016 and 2017.